UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 5.2%
Distributors 1.6%
Genuine Parts Co.	713,854	26,441,152
Hotels Restaurants & Leisure 2.5%
Burger King Holdings, Inc.	404,177	7,246,894
Carnival Corp. (Units)	1,128,392	33,005,466

		40,252,360
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	268,311	18,663,713

Consumer Staples 10.8%
Beverages 0.9%
PepsiCo, Inc.	272,338	15,433,394
Food & Staples Retailing 3.2%
CVS Caremark Corp.	840,530	31,536,686
Kroger Co.	1,004,895	21,695,683

		53,232,369
Food Products 2.9%
General Mills, Inc. (a)	279,747	16,709,288
Kellogg Co.	352,070	16,578,976
Kraft Foods, Inc. "A"	473,587	13,426,192

		46,714,456
Tobacco 3.8%
Altria Group, Inc.	1,888,162	34,515,602
Philip Morris International, Inc. (a)	608,585	27,818,420

		62,334,022
Energy 18.7%
Energy Equipment & Services 4.8%
ENSCO International, Inc. (a)	541,546	19,983,047
Noble Corp.	509,548	17,849,467
Transocean Ltd.* (a)	537,300	40,748,832

		78,581,346
Oil, Gas & Consumable Fuels 13.9%
Anadarko Petroleum Corp.	64,155	3,391,875
Canadian Natural Resources Ltd. (a)	111,147	6,360,943
Chevron Corp.	372,400	26,045,656
ConocoPhillips	725,166	32,654,225
Devon Energy Corp. (a)	245,132	15,046,202
ExxonMobil Corp.	418,090	28,910,923
Marathon Oil Corp.	835,597	25,794,879
Nexen, Inc.	837,821	16,471,561
Noble Energy, Inc. (a)	380,522	23,006,360
Suncor Energy, Inc.	864,887	26,500,138
Sunoco, Inc. (a)	899,919	24,207,821

		228,390,583
Financials 15.1%
Capital Markets 1.5%
Ameriprise Financial, Inc.	296,321	8,898,520
Morgan Stanley	289,993	8,398,197
Northern Trust Corp. (a)	128,208	7,495,040

		24,791,757
Commercial Banks 2.1%
Cullen/Frost Bankers, Inc.	141,717	6,983,814
KeyCorp	1,462,308	9,738,971
M&T Bank Corp. (a)	143,155	8,841,253
SunTrust Banks, Inc. (a)	364,246	8,512,429

		34,076,467
Diversified Financial Services 4.1%
Bank of America Corp. (a)	1,438,130	25,296,707
JPMorgan Chase & Co.	581,711	25,281,160
The NASDAQ OMX Group, Inc.*	777,538	17,066,959

		67,644,826
Insurance 6.6%
Allstate Corp.	588,262	17,289,020

Assurant, Inc.	632,199	18,934,360
Chubb Corp.	159,136	7,859,727
Cincinnati Financial Corp.	276,385	7,108,622
Fidelity National Financial, Inc. "A"	555,779	8,347,801
First American Corp.	238,405	7,514,526
HCC Insurance Holdings, Inc. (a)	255,989	6,768,349
MetLife, Inc. (a)	471,273	17,795,268
Odyssey Re Holdings Corp.	169,708	8,595,710
PartnerRe Ltd. (a)	108,833	8,043,847

		108,257,230
Thrifts & Mortgage Finance 0.8%
New York Community Bancorp., Inc. (a)	611,445	6,505,775
People's United Financial, Inc.	372,304	5,979,202

		12,484,977
Health Care 12.6%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	301,192	17,143,849
Becton, Dickinson & Co.	273,746	19,058,196

		36,202,045
Health Care Providers & Services 3.0%
McKesson Corp. (a)	477,102	27,128,020
Medco Health Solutions, Inc.* (a)	388,978	21,479,365

		48,607,385
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.* (a)	437,349	19,772,548
Pharmaceuticals 6.2%
Abbott Laboratories	315,544	14,272,055
Bristol-Myers Squibb Co.	759,534	16,808,488
Merck & Co., Inc. (a)	1,036,861	33,625,402
Mylan, Inc.* (a)	290,580	4,262,809
Teva Pharmaceutical Industries Ltd. (ADR) (a)	626,400	32,259,600

		101,228,354
Industrials 7.5%
Aerospace & Defense 3.2%
Honeywell International, Inc.	776,950	28,560,682
United Technologies Corp.	399,512	23,715,032

		52,275,714
Electrical Equipment 1.9%
Emerson Electric Co.	863,901	31,852,030
Machinery 1.3%
Dover Corp.	629,340	21,768,871
Road & Rail 1.1%
Norfolk Southern Corp.	386,261	17,717,792
Information Technology 1.9%
Communications Equipment 0.9%
Brocade Communications Systems, Inc.*	2,060,907	14,900,358
IT Services 1.0%
Automatic Data Processing, Inc.	418,012	16,030,760

Materials 6.4%
Chemicals 4.0%
Air Products & Chemicals, Inc. (a)	492,167	36,927,290
Praxair, Inc.	373,866	28,645,613

		65,572,903
Containers & Packaging 1.4%
Sonoco Products Co.	852,006	22,101,036
Metals & Mining 1.0%
Kinross Gold Corp.	866,072	16,412,064
Telecommunication Services 8.2%
Diversified Telecommunication Services 6.7%
AT&T, Inc.	1,770,115	46,111,496
BCE, Inc.	695,039	17,077,108
Deutsche Telekom AG (ADR) (a)	1,254,036	16,703,759
Verizon Communications, Inc.	933,321	28,970,284

		108,862,647
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR) (a)	1,159,825	25,191,399
Utilities 11.9%
Electric Utilities 9.8%
Allegheny Energy, Inc.	812,707	21,463,592
American Electric Power Co., Inc.	613,433	19,280,199
Duke Energy Corp. (a)	1,505,876	23,326,019
Entergy Corp.	226,706	17,909,774
Exelon Corp.	286,749	14,343,185
FirstEnergy Corp.	543,525	24,529,283
FPL Group, Inc. (a)	415,437	23,339,251
Southern Co.	544,144	16,977,293

		161,168,596
Multi-Utilities 2.1%
PG&E Corp. (a)	827,361	33,582,583

Total Common Stocks (Cost $1,552,077,731)		1,610,545,737
Securities Lending Collateral 21.4%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $351,121,590)	351,121,590	351,121,590
Cash Equivalents 0.7%
Cash Management QP Trust, 0.22% (b) (Cost $11,477,523)	11,477,523	11,477,523
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,914,676,844) †	120.4	1,973,144,850
Other Assets and Liabilities, Net	(20.4)	(334,948,492)

Net Assets	100.0	1,638,196,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,949,885,802. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $23,259,048. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $138,049,075 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $114,790,027.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $340,376,227 which is 20.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments(d)	$ 1,610,545,737	$ —	$ —	$ 1,610,545,737
Short-Term Investments(d)	351,121,590	11,477,523	—	362,599,113
Total	$ 1,961,667,327	$ 11,477,523	$ —	$ 1,973,144,850

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009